united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/15

Item 1. Reports to Stockholders.

Counterpoint Tactical Income Fund

Semi-Annual Report
March 31, 2015

1-844-273-8637

www.counterpointmutualfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

COUNTERPOINT TACTICAL INCOME FUND
PORTFOLIO REVIEW (Unaudited)
MARCH 31, 2015

The Fund’s performance figures* for the period ended March 31, 2015, as compared to its benchmark:

Since Inception (a)
Counterpoint Tactical Income Fund - Class A	1.35%
Counterpoint Tactical Income Fund - Class A with Load	(3.20)%
Counterpoint Tactical Income Fund - Class C	1.22%
Counterpoint Tactical Income Fund - Class I	1.38%
Barclays Capital U.S. Aggregate Bond Index (b)	1.99%

* The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated October 7, 2014 are 2.62%, 3.37% and 2.37% for the Class A, C and I shares respectively. Class A shares are subject to a maximum sales charge of up to 4.50% imposed on purchases. For performance information current to the most recent month-end, please call 1-844-273-8637.
(a) Inception date is December 4, 2014.
(b) The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2015
Holdings by Asset Type	% of Net Assets
Mutual Funds - Debt	97.4%
Short-Term Investments	2.1%
Other Assets Less Liabilities	0.5%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed description of the Fund’s holdings.

COUNTERPOINT TACTICAL INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
MARCH 31, 2015

Shares		Value
	MUTUAL FUNDS - 97.4%
	DEBT FUNDS - 97.4%
950,570	BlackRock High Yield Portfolio - Institutional	$7,557,034
740,020	Ivy High Income Fund - Institutional	5,986,760
1,245,675	MainStay High Yield Corporate Bond Fund - Insitutional	7,212,457
649,087	Thrivent High Yield Fund - Institutional	3,212,982
	TOTAL MUTUAL FUNDS (Cost $23,868,938)	23,969,233

	SHORT-TERM INVESTMENTS - 2.1%
523,521	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional, 0.00% *	523,521
	(Cost $523,521)

	TOTAL INVESTMENTS - 99.5% (Cost - $24,392,459)(a)	$24,492,754
	OTHER ASSETS LESS LIABILITIES - 0.5%	113,143
	NET ASSETS - 100.0%	$24,605,897

* Money market fund; interest rate reflects seven-day effective yield on March 31, 2015.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $24,392,459 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$100,295
Unrealized depreciation:	—
Net unrealized appreciation	$100,295

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2015

ASSETS
Investment securities:
At cost	$24,392,459
At value	$24,492,754
Dividends receivable	96,809
Receivable for Fund shares sold	2,500
Prepaid expenses and other assets	35,352
TOTAL ASSETS	24,627,415

LIABILITIES
Investment advisory fees payable	11,912
Distribution (12b-1) fees payable	638
Accrued expenses and other liabilities	8,968
TOTAL LIABILITIES	21,518
NET ASSETS	$24,605,897

NET ASSETS CONSIST OF:
Paid in capital	$24,457,356
Undistributed net investment income	43,761
Accumulated net realized gain from security transactions	4,485
Net unrealized appreciation on investments	100,295
NET ASSETS	$24,605,897

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$1,949,338
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	193,208
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.09
Maximum offering price per share (maximum sales charge of 4.50%) (b)	$10.57

Class C Shares :
Net Assets	$471,291
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	46,738
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share (b)	$10.08

Class I Shares:
Net Assets	$22,185,268
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,198,926
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share (b)	$10.09

(a) The Counterpoint Tactical Income Fund commenced operations on December 4, 2014.
(b) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
STATEMENTS OF OPERATIONS (Unaudited) (a)
For the Period Ended March 31, 2015

INVESTMENT INCOME
Dividends	$224,805
Interest	10
TOTAL INVESTMENT INCOME	224,815
EXPENSES
Investment advisory fees	56,981
Distribution (12b-1) fees:
Class A	503
Class C	348
Administrative services fees	11,668
Transfer agent fees	10,068
Accounting services fees	8,055
Legal fees	7,640
Audit fees	5,286
Compliance officer fees	3,780
Printing and postage expenses	2,994
Insurance expense	2,290
Trustees’ fees and expenses	2,148
Custodian fees	2,014
Registration fees	881
Non 12b-1 shareholder servicing fees	742
Other expenses	704
TOTAL EXPENSES	116,102

Plus: Fees waived/reimbursed by the Advisor	(42,235)
TOTAL NET EXPENSES	73,867

NET INVESTMENT INCOME	150,948

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	4,485
Net change in unrealized appreciation on investments	100,295
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	104,780

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$255,728

(a) The Counterpoint Tactical Income Fund commenced operations on December 4, 2014.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
March 31, 2015 (a)
(Unaudited)
FROM OPERATIONS
Net investment income	$150,948
Net realized gain on investments	4,485
Net change in unrealized appreciation on investments	100,295
Net increase in net assets resulting from operations	255,728

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(6,671)
Class C	(1,368)
Class I	(99,148)
Net decrease in net assets resulting from distributions to shareholders	(107,187)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,942,501
Class C	473,467
Class I	23,020,615
Net asset value of shares issued in reinvestment of distributions:
Class A	6,637
Class C	1,289
Class I	96,675
Payments for shares redeemed:
Class A	(4,427)
Class I	(1,079,401)
Net increase in net assets from shares of beneficial interest	24,457,356

TOTAL INCREASE IN NET ASSETS	24,605,897

NET ASSETS
Beginning of Period	—
End of Period*	$24,605,897
* Includes undistributed net investment income of:	$43,761

SHARE ACTIVITY
Class A:
Shares Sold	192,991
Shares Reinvested	656
Shares Redeemed	(439)
Net increase in shares of beneficial interest outstanding	193,208

Class C:
Shares Sold	46,611
Shares Reinvested	127
Net increase in shares of beneficial interest outstanding	46,738

Class I:
Shares Sold	2,295,881
Shares Reinvested	9,547
Shares Redeemed	(106,502)
Net increase in shares of beneficial interest outstanding	2,198,926

(a) The Counterpoint Tactical Income Fund commenced operations on December 4, 2014.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Period Ended
	March 31, 2015 (1)
	(Unaudited)
Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment income (2)	0.14
Net realized and unrealized
(loss) on investments	(0.01)
Total from investment operations	0.13

Less distributions from:
Net investment income	(0.04)
Total distributions	(0.04)

Net asset value, end of period	$10.09

Total return (3)	1.35	% (4)

Net assets, at end of period (000’s)	$1,949

Ratio of gross expenses to average net assets (5)	2.91	% (6)
Ratio of net expenses to average net assets (5)	2.00	% (6)
Ratio of net investment income before waiver to average net assets (5,7)	3.90	% (6)
Ratio of net investment income to average net assets (5,7)	4.81	% (6)
Portfolio Turnover Rate	140	% (4)

(1)	The Counterpoint Tactical Income Fund’s Class A shares commenced operations on December 4, 2014.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total return assumes reinvestment of all dividends and distributions, if any.
(4)	Not annualized.
(5)	Does not include the expenses of other investment companies in which the Fund invests.
(6)	Annualized.
(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Period Ended
	March 31, 2015 (1)
	(Unaudited)
Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment income (2)	0.15
Net realized and unrealized
(loss) on investments	(0.03)
Total from investment operations	0.12

Less distributions from:
Net investment income	(0.04)
Total distributions	(0.04)

Net asset value, end of period	$10.08

Total return (3)	1.22	% (4)

Net assets, at end of period (000’s)	$471

Ratio of gross expenses to average net assets (5)	3.71	% (6)
Ratio of net expenses to average net assets (5)	2.75	% (6)
Ratio of net investment income before waiver to average net assets (5,7)	4.13	% (6)
Ratio of net investment income to average net assets (5,7)	5.09	% (6)
Portfolio Turnover Rate	140	% (4)

(1)	The Counterpoint Tactical Income Fund’s Class C shares commenced operations on December 4, 2014.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total return assumes reinvestment of all dividends and distributions, if any.
(4)	Not annualized.
(5)	Does not include the expenses of other investment companies in which the Fund invests.
(6)	Annualized.
(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Period Ended
	March 31, 2015 (1)
	(Unaudited)
Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment income (2)	0.11
Net realized and unrealized gain on investments	0.03
Total from investment operations	0.14

Less distributions from:
Net investment income	(0.05)
Total distributions	(0.05)

Net asset value, end of period	$10.09

Total return (3)	1.38	% (4)

Net assets, at end of period (000s)	$22,185

Ratio of gross expenses to average net assets (5)	2.77	% (6)
Ratio of net expenses to average net assets (5)	1.75	% (6)
Ratio of net investment income before waiver to average net assets (5,7)	2.53	% (6)
Ratio of net investment income to average net assets (5,7)	3.55	% (6)
Portfolio Turnover Rate	140	% (4)

(1)	The Counterpoint Tactical Income Fund’s Class I shares commenced operations on December 4, 2014.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total return assumes reinvestment of all dividends and distributions, if any.
(4)	Not annualized.
(5)	Does not include the expenses of other investment companies in which the Fund invests.
(6)	Annualized.
(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2015

1.           ORGANIZATION

The Counterpoint Tactical Income Fund (the “Fund”) is a diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Counterpoint Tactical Income Fund is to seek income and capital preservation.

The Fund currently offers three classes of shares: Class A, Class C and Class I shares. Class A, Class C and Class I shares commenced operations on December 4, 2014. Class A shares are offered at net asset value plus a maximum sales charge of 4.50%. Class C and Class I shares are offered at net asset value. Each class of the Fund represents an interest in the same assets of the Fund and classes are identical except for differences in their distribution and sales charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to

COUNTERPOINT TACTICAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2015

assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

COUNTERPOINT TACTICAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2015

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2015 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$23,969,233	$—	$—	$23,969,233
Short-Term Investments	523,521	—	—	523,521
Total	$24,492,754	$—	$—	$24,492,754

The Fund did not hold any Level 3 securities during the period.  There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period. * Please refer to the Portfolio of Investments for industry classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Fund will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken by the Fund in its 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

COUNTERPOINT TACTICAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2015

3.           ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Counterpoint Mutual Funds, LLC (the “Advisor”) serves as investment advisor to the Fund. Subject to the authority of the Board, the Advisor is responsible for the management of the Fund’s investment portfolio. Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.25% of the Fund’s average daily net assets. For the period ended March 31, 2015, the Advisor earned advisory fees of $56,981.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses until at least January 31, 2017 to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers, and trustees, and contractual indemnification of third party service providers other than the Advisor)) do not exceed 2.00%, 2.75% and 1.75% of the daily average net assets attributable to Class A, Class C and Class I shares of each Fund, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three fiscal years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. During the period ended March 31, 2015, the Advisor waived $42,235 in advisory fees.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than the expense limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation. If Fund operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Advisor.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan for Class A and Class C shares (the “Plan”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities. For the period ended March 31, 2015, the Fund incurred distribution fees of $503 and $348 for Class A and Class C shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. During the period ended March 31, 2015, the Distributor received $5,861 in underwriting commissions for sales of Class A shares of the of which $691 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

COUNTERPOINT TACTICAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2015

Gemcom, LLC (“Gemcom”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

4.           INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the period ended March 31, 2015, amounted to $45,488,027 and $21,623,197, respectively.

5.           CONTROL OWNERSHIP

The beneficial ownership either directly or indirectly, of more than 25% of voting securities of the fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2015, Charles Schwab & Co. held 31.90% and NFS LLC held 64.81% of the voting securities of the Fund for the benefit of others.

6.           UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the BlackRock High Yield Portfolio (“BlackRock Portfolio”). The Fund may redeem its investment from the BlackRock Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the BlackRock Portfolio. The financial statements of the BlackRock Portfolio, including the portfolio of investments, can be found at BlackRock’s website www.blackrock.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2015, the percentage of the Fund’s net assets invested in the BlackRock Portfolio was 30.71%.

The Fund currently invests a portion of its assets in the MainStay High Yield Corporate Bond Fund (“MainStay Fund”). The Fund may redeem its investment from the MainStay Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the MainStay Fund. The financial statements of the MainStay Fund, including the portfolio of investments, can be found at MainStay’s website www.mainstayfunds.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2015, the percentage of the Fund’s net assets invested in the BlackRock Portfolio was 29.31%.

7.           SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

COUNTERPOINT TACTICAL INCOME FUND
EXPENSE EXAMPLES (Unaudited)
March 31, 2015

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2014 to March 31, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio During
Actual	Account Value	Account Value	During Period	the Period
	12/4/14	3/31/15	12/4/14 – 3/31/15*	12/4/14 – 3/31/15*
Counterpoint Tactical Income Fund
Class A	$1,000.00	$1,013.50	$5.85	2.00%
Class C	$1,000.00	$1,012.20	$8.04	2.75%
Class I	$1,000.00	$1,013.80	$5.12	1.75%

	Beginning	Ending	Expenses Paid	Expense Ratio During
Hypothetical	Account Value	Account Value	During Period	the Period
(5% return before expenses)**	10/1/14	3/31/15	10/1/14 – 3/31/15	10/1/14 – 3/31/15
Counterpoint Tactical Income Fund
Class A	$1,000.00	$1,014.96	$10.05	2.00%
Class C	$1,000.00	$1,011.22	$13.79	2.75%
Class I	$1,000.00	$1,016.21	$8.80	1.75%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (106) divided by the number of days in the fiscal year (365).

**Please note that while Class A, C and I shares commenced operations on December 4, 2014, the hypothetical expenses paid during the period reflect projected activity for the full six month period for the purpose of comparability. This projection assumes that annualized expense ratios were in effect during the period October 1, 2014 to March 31, 2015.

COUNTERPOINT TACTICAL INCOME FUND
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2015

Approval of Advisory Agreement – Counterpoint Tactical Income Fund

          In connection with a meeting held on February 3-4, 2015, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, discussed the approval of a new investment advisory agreement (the “Advisory Agreement”) between Counterpoint Mutual Funds, LLC (“Counterpoint”) and the Trust, with respect to the Counterpoint Tactical Income Fund (the “Fund”).

          The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Trustees’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

     Nature, Extent & Quality of Service. The Board noted that Counterpoint is an investment adviser founded in May 2014 to provide advisory services to the Fund. The Board reviewed the background information of the key investment personnel responsible for servicing the Fund and noted that the original managing members have over 15 years of financial industry experience with quantitative strategy design, implementation, and the creation of financial solutions for small business owners. The Trustees further noted that the proposed new co-owner has extensive experience in wholesaling, distribution and marketing of mutual funds. The Board expressed satisfaction with the investment personnel’s education, knowledge of modern portfolio theory, as well as career accomplishments. The Board reviewed Counterpoint’s investment process, noting that Counterpoint manages the portfolio utilizing a proprietary quantitative strategy by buying and selling high yield bond and low duration treasury mutual funds and ETFs in specific asset classes as directed by the model’s signals. The Board took note that the portfolio managers analyze the available security choices within the selected asset classes to determine the investment that will best optimize performance on a risk adjusted basis. The Board noted that the investment team regularly monitors the portfolio’s economic fundamentals to determine the duration of the investments and level of credit quality exposures. With the understanding that not all strategy risks can be eliminated, the Board agreed that Counterpoint adequately demonstrated that it understands risk management by addressing model risk, asset class allocation risk, and instrument risk through its plans to mitigate these risks with a hedging strategy that uses credit default swaps and interest rate futures. The Board reviewed Counterpoint’s best execution practices and was satisfied with its approach of periodically reviewing its broker-dealers to ensure that they provide the a combination of competitive pricing and best trade execution. The Board noted its satisfaction that Counterpoint has hired an outside compliance consultant to provide additional compliance expertise and support. The Board noted that, although Counterpoint has only been in operation for less than one year, there have been no compliance issues reported. The Board recognized that Counterpoint’s principals appear to be committed to the venture and that the new co-owner will provide Counterpoint with additional expertise and concluded that Counterpoint has the potential to provide high quality service to the Fund and its future shareholders.

     Performance. The Board noted that the Fund had only been in operation since early December 2014 and that there was not sufficient Fund performance information at this time. The Board reviewed the results of the Core Financial Model Portfolio (“Core Financial”), a tactical strategy controlled by one of Counterpoint’s principals that, though not identical to the Fund’s strategy, has a similar conservative goal of protecting principal. The Board observed that Core Financial outperformed its benchmark, the Dow Jones Conservative Global Risk Index, for both the one year period and since its inception in 2010. The Board acknowledged the performance shown indicated that the strategy employed by Core Financial appears to work as intended. The Board concluded that, although past performance is not a guarantee of future performance, Counterpoint has the potential to deliver reasonable performance for the benefit of the Fund and its shareholders.

     Fees & Expenses. The Board considered that Counterpoint’s annual management fee under the Advisory Agreement was 1.25%, which was lower than the peer group average, higher than the Morningstar category average and within the high/low ranges of both. The Board observed that the Fund’s expected expense ratio, including acquired fund fees and expenses, was higher than both the peer group average and Morningstar average, but within the range of both. The Board further noted that Counterpoint expects the expense ratio to fall as the Fund’s assets grow. The Board concluded that, in consideration that the Fund will be actively managed and tactical in nature, the proposed management fee is reasonable.

COUNTERPOINT TACTICAL INCOME FUND
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2015

     Economies of Scale. The Board discussed the anticipated size of the Fund and its prospects for growth. The Trustees concluded that based on the anticipated size of the Fund, meaningful economies justifying breakpoints will not likely be realized during the initial term of the agreement and long term projections were speculative. The Board noted that Counterpoint’s representatives agreed to evaluate the implementation of breakpoints as the Fund grows and Counterpoint achieves economies of scale. The Board agreed to monitor and readdress the issue at the appropriate time.

     Profitability. The Board considered the anticipated profits to be realized by Counterpoint in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees noted that Counterpoint anticipates a modest loss from its relationship with the Fund during the initial year of the Advisory Agreement and further noted that the profitability analysis was conservative in nature, as it did not include certain expenses it may incur in managing the Fund. The Board was satisfied that Counterpoint’s anticipated profitability level associated with its relationship with the Fund was not excessive.

     Conclusion. Having requested and received such information from Counterpoint as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure was reasonable and that approval of the Advisory Agreement was in the best interests of the Trust and the shareholders of the Fund.

PRIVACY NOTICE	Rev. February 2014

NORTHERN LIGHTS FUND TRUST III

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and income
• assets, account transfers and transaction history
• investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We don’t share
For joint marketing with other financial companies	NO	We don’t share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We don’t share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?
We collect your personal information, for example, when you
•      open an account or give us contact information
•      provide account information or give us your income information
•      make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only
	•	sharing for affiliates’ everyday business purposes—information about your creditworthiness
	•	affiliates from using your information to market to you
	•	sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
	•	Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
	•	Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
	•	Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is or will be available without charge, upon request, by calling 1-877-896-2590 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-896-2590.

INVESTMENT ADVISOR
Counterpoint Mutual Funds, LLC
12707 High Bluff Drive, Suite 200
San Diego, California 92130

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 6/5/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 6/5/15

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer

Date 6/5/15